Trade receivables - Aging Analysis of Trade Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of provision matrix [line items]
Trade receivables	R$ 2,825,799	R$ 2,708,540
Accumulated impairment | Trade receivables
Disclosure of provision matrix [line items]
Financial assets	(267,628)	(188,072)	R$ (151,114)	R$ (111,969)
Not past due
Disclosure of provision matrix [line items]
Trade receivables	1,576,604	2,089,543
1 to 60 days
Disclosure of provision matrix [line items]
Trade receivables	284,637	166,601
61 to 180 days
Disclosure of provision matrix [line items]
Trade receivables	746,362	362,914
181 to 360 days
Disclosure of provision matrix [line items]
Trade receivables	141,770	59,867
361 to 720 days
Disclosure of provision matrix [line items]
Trade receivables	200,219	120,747
Over 720 days
Disclosure of provision matrix [line items]
Trade receivables	R$ 143,835	R$ 96,940